COMPOSITION OF THE MAIN ITEMS OF THE CONSOLIDATED STATEMENT OF FINANCIAL POSITION AND CONSOLIDATED INCOME STATEMENT - Deposits (Details) - ARS ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
COMPOSITION OF THE MAIN ITEMS OF THE CONSOLIDATED STATEMENT OF FINANCIAL POSITION AND CONSOLIDATED INCOME STATEMENT
Non-financial sector	$ 11,475,017	$ 11,941,378
Financial sector	39,099	86,665
Current accounts	31,586,573	25,495,556
Savings accounts	156,920,884	155,236,626
Time deposits and investments accounts	84,106,913	69,603,800
Others	4,329,611	7,280,516
Deposits	$ 288,458,097	$ 269,644,541